The debt instruments are composed, majority by (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Brazilian Real	R$ 208,599,863	R$ 207,752,590	R$ 164,447,235
US dollar	16,612,360	22,292,647	8,884,695
Euro		57,227
Total	R$ 225,212,223	R$ 230,102,464	R$ 173,331,930